Other (Loss) Gain	12 Months Ended
Dec. 31, 2025
Other (Loss) Gain [Abstract]
OTHER (LOSS) GAIN	NOTE 5 — OTHER (LOSS) GAIN
	For the years ended December 31,
	2023	2024	2025
Exchange (loss) gain	$(208,232)	$(9,104)	$75,023
Total	$(208,232)	$(9,104)	$75,023